COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative)																																															1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended					24 Months Ended
	Jul. 02, 2021 Integer	Mar. 15, 2021 shares	Mar. 10, 2021 shares	Feb. 17, 2021 shares	Feb. 01, 2021 shares	Feb. 01, 2021 shares	Nov. 25, 2020 USD ($)	Oct. 19, 2020 shares	Oct. 07, 2020	Sep. 30, 2020 USD ($) $ / shares	Sep. 15, 2020	Aug. 25, 2020 USD ($) shares	Aug. 11, 2020 USD ($)	Jul. 30, 2020 USD ($)	Jul. 29, 2020 USD ($) shares	Jul. 23, 2020 USD ($)	Jul. 23, 2020	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 22, 2020 USD ($) $ / shares shares	Jun. 15, 2020 USD ($)	Jun. 14, 2020 USD ($)	Jun. 08, 2020 USD ($) $ / shares shares	Jun. 05, 2020 shares	May 27, 2020 shares	May 23, 2020 USD ($) $ / shares shares	May 20, 2020 USD ($)	Apr. 08, 2020 USD ($)	Apr. 06, 2020	Apr. 02, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 13, 2020 USD ($)	Feb. 11, 2020	Feb. 10, 2020 USD ($) $ / shares shares	Feb. 06, 2020 USD ($) $ / shares shares	Jan. 13, 2020 shares	Nov. 24, 2019 shares	Oct. 10, 2019 USD ($) Integer	Sep. 24, 2019 shares	Sep. 01, 2019 USD ($)	May 16, 2019 USD ($) $ / shares shares	Apr. 14, 2019 USD ($) $ / shares shares	Mar. 28, 2019 USD ($) $ / shares	Mar. 28, 2019 USD ($) Integer $ / shares shares	Dec. 20, 2018	Nov. 07, 2018 USD ($)	Mar. 16, 2017 USD ($)	Oct. 31, 2020	Jul. 31, 2020 shares	Apr. 30, 2020 shares	Jan. 31, 2020 shares	Dec. 02, 2019 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	Dec. 31, 2013 USD ($)	Dec. 22, 2020 USD ($)	Nov. 04, 2020	Oct. 06, 2020	Apr. 22, 2010 USD ($)
Loss Contingencies [Line Items]
Share value																																																								$ 1,699,000
Stock-based compensation																																																								633,000	$ 2,334,000	$ 2,612,000	$ 1,254,000
Convertible threshold percentage of stock price days | Integer	20,000
Marketing expenses																																																										3,058,000	667,000
Research and development expense																																																				$ 166,000	$ 9,086,000			685,000	9,655,000	9,863,000	756,000
Net profit before tax																																																				(33,000)	401,000			2,582,000	422,000	1,389,000
Expenses																																																								(5,681,000)		(14,081,000)
Issuance of restricted ordinary shares value																																																						$ 987,000	$ 832,000			660,000	755,000
General and administrative expenses																																																				1,869,000	$ 804,000			5,198,000	$ 1,729,000	2,729,000	2,093,000
Stock-based compensation expenses																																																								558,000
Non cancellable minimum royalties current																																																				355,000				355,000		291,000	235,000
Non cancellable minimum royalties noncurrent																																																				$ 175,000				$ 175,000		$ 185,000	$ 188,000
Number of Options, Granted | shares																																																				13,750,000	2,545,083			13,750,000	2,545,083	2,545,083	1,129,836
Obligation																																																																$ 138
Research and development grants received																																																															$ 162,000
Grants maximum amount																																																													$ 185,000
Grants receivable																																																													$ 110,000
Description of royalty payment																																																										The Company is required to pay royalties to IIA at a rate of 3% in the first 3-years period and 3.5% commencing from the fourth year of the proceeds from the sale of the Company’s products arising from the Development Plan up to an amount equal to $272, plus annual interest equal to 12-month LIBOR applicable to dollar deposit.
Research and development grants																																																										$ 272,000
Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued for services | shares																																																						7,309,915	5,718,588			11,864,001	4,500,000
Issuance of restricted ordinary shares value																																																						$ 21,000	$ 17,000			$ 40,000	$ 13,000
Warrant [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares																																																												600,000	4,518,406	3,106,000
Mark Zegal [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																	2.50%
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares																																									300,000
Number of Options, Granted | shares			8,750,000
Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Number of Options, Granted | shares			5,000,000
General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																								$ 350,000		$ 349,000	$ 100,000
Shares issued, price per share | $ / shares																																																											$ 0.10
General and Administrative [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																									$ 60,000																		$ 335,000
NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																																				$ 0.01				$ 0.01		$ 0.01	$ 0.01
NIS [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																									$ 0.01
Restricted Stock [Member]
Loss Contingencies [Line Items]
Stock-based compensation															$ 900,000
Restricted Stock [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Number of Options, Granted | shares			20,000,000
Restricted Stock [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Number of Options, Granted | shares			10,000,000
Distribution Agreement [Member]
Loss Contingencies [Line Items]
Research and development expense																					$ 1,550,000
Distribution Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Obligation																																																										$ 0
CTO Consulting Agreement [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 60,000	$ 12,000
Stock issued during the period, shares | shares																																																										1,599,499
CTO Consulting Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																																										$ 0.01
CTO Consulting Agreement [Member] | NIS [Member] | Mr. Udi Zelig [Member]
Loss Contingencies [Line Items]
Number of shares issued for services | shares																																				13,000
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Consulting agreement description																																																										The services under the Consulting Agreement will commence on April 1, 2020 and will continue until the earlier to occur of: (i) April 1, 2021, or (ii) earlier termination.
Research and development expense																																																										$ 1,092
Employment Agreement [Member] | Dr. Wee Yue Chew [Member]
Loss Contingencies [Line Items]
Net profit before tax																																														$ 2,150,000
Annual performance bonus rate																																														4.00%
Employment Agreement [Member] | SGD [Member] | Dr. Wee Yue Chew [Member]
Loss Contingencies [Line Items]
Net profit before tax																																														$ 3,000,000
Compensation Packages for Officers and Members [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Cash bonus															$ 175,000
Base salary														$ 375,000
Percentage of purchase of the company's issued and outstanding														1.00%
Vested term															5 years
Predefined milestones percentage															30.00%
Percentage of gross margin															1.50%
Number of Options, Granted | shares															20,000,000,000
Compensation Packages for Officers and Members [Member] | Chief Executive Officer [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Cash bonus															$ 250,000
Restricted stock unit, shares | shares															125,000
Volume of sales															$ 25,000,000
Compensation Packages for Officers and Members [Member] | Chief Executive Officer [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Cash bonus															$ 1,500,000
Restricted stock unit, shares | shares															1,000,000
Volume of sales															$ 100,000,000
Compensation Packages for Officers and Members [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Commitment description														the Company’s Annual General Meeting of Shareholders has approved compensation package for the Company’s Chief Financial Officer that include inter alia (i) base salary of $225; (ii) grant of stock options to purchase 0.25% of the Company’s issued and outstanding shares as of June 30, 2020, at an exercise price equal to the fair market value of the Company’s shares on the date of grant, vesting quarterly over the course of five years; (iii) up to 30% cash bonus predefined milestones or milestone bonuses in form of Restricted Stock Units range of 25,000 up to 100,000 and cash bonus range of $75 up to $300 which are based on cumulative volume of sales range of $25,000 up to $100,000 (“Milestone Bonus Fee”); (iv) 0.5% of gross margin for the calendar year 2020 on Board approval of the Company’s 2020 Financial Statements (“One-Time Bonus”); (v) an immediate grant of vested RSU equal to $100 based on the fair market value of the Company’s shares as of July 28, 2020, in compensation for uncompensated efforts to the approval date and (vi) 50% of the annual base cash bonus and grant of 20,000,000 RSU upon consummation of the Company’s planned public offering (“Uplist Fees”).
Base salary														$ 225,000
Vested term															5 years
Predefined milestones percentage															30.00%
Percentage of gross margin															0.50%
Number of Options, Granted | shares															20,000,000,000
Percentage of annual base cash bonus															50.00%
Compensation Packages for Officers and Members [Member] | Chief Financial Officer [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Cash bonus															$ 75,000
Restricted stock unit, shares | shares															25,000
Volume of sales															$ 25,000,000
Compensation Packages for Officers and Members [Member] | Chief Financial Officer [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Cash bonus															$ 300,000
Restricted stock unit, shares | shares															100,000
Volume of sales															$ 100,000,000
Compensation Packages for Officers and Members [Member] | Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Commitment description														the Company’s Annual General Meeting of Shareholders has approved compensation packages for the Company’s members of the Board of Directors and its committees that include inter alia (i) each board member will receive $65 annual salary (to be paid quarterly after our uplisting closes) and $150 in RSU vesting quarterly over three years; (ii) the Chairman of the board will receive $
Cash bonus														$ 71,000
Base salary														$ 65,000
Compensation Packages for Officers and Members [Member] | General and Administrative [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										220,000
Expenses																																																										376,000
Compensation Packages for Officers and Members [Member] | General and Administrative [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										111,000
Expenses																																																										205,000
Compensation Packages for Officers and Members [Member] | General and Administrative [Member] | Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										349,000
Expenses																																																										$ 537,000
Compensation Packages for Officers and Members [Member] | Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Number of options, granted, value															175,000
Compensation Packages for Officers and Members [Member] | Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Number of options, granted, value															$ 100,000
Compensation Packages for Officers and Members [Member] | Restricted Stock Units (RSUs) [Member] | Board of Directors Chairman [Member]
Loss Contingencies [Line Items]
Vested term														3 years
Number of options, granted, value														$ 150,000
Compensation Packages for Cheif Executive Officers and Members [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Percentage of purchase of the company's issued and outstanding															0.25%
Charitable Pledge Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										On September 25, 2020 (“Effective Date”) the Company entered into Charitable Pledge Agreement (“Charitable Contribution Agreement”) with MOTOPARA, under which the Company obligate to irrevocable pledge to MOTOPARA for the use and benefit gift amounted to $1,500 according to the funding schedule as determined in the Charitable Contribution Agreement (the “Charitable Contribution”).
Charitable contribution amount																																																										$ 425,000
Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																															The Collaboration Agreement shall be effective in October 2020 and continue until the earlier of (i) 5 years or (ii) execution of unanimous mutual termination agreement (the “Termination Date”).											The Company shall provide to Integrated 1-year loan for up to $1,500 (the “Loan”), according to funding schedule as determined in the Collaboration Agreement. Integrated has the option to accept or not accept any funding schedule for the Loan. Each Loan tranche shall bear interest at a rate of 2% and repayment shall commence only upon full Loan funding, or in the event Integrated refuses a Loan tranche. The Loan will be payable in monthly installment payments over 5-years period and will commence only upon the Collaborators receipt of the first contract to provide testing services, expected to be with the State of Louisiana.
Prepaid expenses																																																										$ 250,000
Option Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										On December 13, 2019 (the “Effective Date”), the Company entered into an exclusive Option Agreement (the “Option Agreement”) with Strategic Investment Holdings, LLC (“SIH”), Ascenda BioSciences LLC (“Ascenda”) and Provista Diagnostics, Inc. (“Provista”) pursuant to which at any time after the Effective Date through March 31, 2020 the Company has the right but not the obligation to acquire the shares of Provista in consideration for the number of ordinary shares of the Company equal to a value of $10,000 based on the volume weighted average price (“VWAP”) of the last 20 trading days prior to exercise of the option, provided that the Company’s ordinary shares are listed on a national exchange at the time of the closing of the transaction (the “Call Option”). It was agreed that with respect to the Option exercise, the Company will issue number of ordinary shares of the Company equal to a value of $1,000 at the VWAP of the last 20 trading days prior to execution of the Option Agreement. In addition, it was agreed that the Call Option may be extended by the Company to June 30, 2020 by issuance of additional number of ordinary shares equal to a value of $1,000 at the VWAP of the last 20 trading days prior to exercising the extension of the Call Option (the “Call Option Extension”).
Share value										$ 1,000,000
Expenses																																																										$ 3,000,000
Option Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares										$ 0.01																																											$ 0.01				$ 0.01
CARE GB Plus Ltd [Member]
Loss Contingencies [Line Items]
Annual milestone percentage																																												50.00%
Commitment description																																												The Agreement became effective at the Effective Date and continue in effect for 5-year period from Care G.B.’s first purchase order of the Products issued to the Company (the “Initial Term”). Upon the Initial Term completion, provided that Care G.B. has achieved the Annual Milestones, the Marketing and Reseller Agreement term shall be automatically renewed for additional 5-year. Thereafter, at the end of each renewal term, the Marketing and Reseller Agreement shall renew for additional 2-year unless one of the parties provides the other party with prior written non-renewal notice.
CARE GB Plus Ltd [Member] | Lease Agreement [Member]
Loss Contingencies [Line Items]
Lease term							2 years
CARE GB Plus Ltd [Member] | Lease Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Consideration							$ 500,000
Orot Plus Ltd. [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																											219,000
Stock issued during the period, shares | shares																																			3,600,000
Reimbursement expenses																																																										583,000
Reimbursement value added tax receivable																																																										10,000
Orot Plus Ltd. [Member] | NIS [Member]
Loss Contingencies [Line Items]
Damages for lost profits																																																										2,000,000
Damages value																																																										800,000
Orot Plus Ltd. [Member] | Distribution Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																							(i) the Preliminary Period will be extended until December 30, 2019 for Romania and until June 30, 2020 for Austria, (ii) the Issued Shares will be equal to the Preliminary Stage Expenses based on updated Preliminary Stage budget of $280 (instead of original amount of $180) divided by the average closing price of the shares during the thirty days period immediately prior to the Effective Date and (iii) the Term will be continue until December 31, 2025 for Romania and until December 31, 2023 for Austria.			In addition, in the event Orot satisfies with a minimum sales milestone of 3,000 products per month, the Company will issue to Orot on the date on which Orot achieve each respective monthly sales milestone, warrants to purchase a number of ordinary shares of the Company par value NIS 0.01 per share equal to 0.5% of the Company’s issued and outstanding shares as of the Effective Date, with the exercise price to be determined once Orot achieves its first commercial sale of the Products to an unaffiliated third party (the “First Commercial Sale Date”).
Share value																																					$ 180,000		$ 180,000			$ 180,000
Issued and outstanding percentage																																										0.50%	0.50%
Description of warrants exercise price percentage																																										The warrants’ exercise price shall be equal to 80% of the average closing sale price of the Company’s ordinary shares during the five days period immediately prior to the First Commercial Sale Date.
Warrant exercise price, amount																																										$ 7,000,000	$ 7,000,000
Stock-based compensation																																							$ 280,000
Convertible threshold percentage of stock price percentage																																					20.00%
Convertible threshold percentage of stock price days | Integer																																					10						30
Incremental value																																					$ 39,000
Orot Plus Ltd. [Member] | Distribution Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																										$ 0.01	$ 0.01
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares																																								500,000
Shares issued, price per share | $ / shares																																								$ 0.23
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares					2,500,000
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																								$ 115,000
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																	$ 0.01
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																								$ 0.01
Orion Capital Advisors, LLC [Member] | Business Development Agreement [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																	$ 100,000
Stock issued during the period, shares | shares																																	2,500,000
Shares issued, price per share | $ / shares																																	$ 0.04
Steeltown Consulting Group LLC [Member] | Business Development Agreement [Member]
Loss Contingencies [Line Items]
Number of shares issued for services | shares																																											500,000
Agree to pay cash amount																																											$ 145
Steeltown Consulting Group LLC [Member] | Business Development Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																										$ 0.01	$ 0.01
Steeltown Consulting Group LLC [Member] | Business Development Agreement [Member] | Restricted Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued for services | shares																																											3,000,000
Steeltown Consulting Group LLC [Member] | Research and Development Arrangement [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																											$ 70,000
Stock issued during the period, shares | shares																																																											500,000
Shares issued, price per share | $ / shares																																																											$ 0.14
Steeltown Consulting Group LLC [Member] | Research and Development Arrangement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																																											$ 0.01
Al and J Media Inc. [Member] | Media Advertising Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																							The Media Advertising Agreement term commenced on June 5, 2020 and will continue until completion which is generally expected to be 180 days through Service completion. The Media Advertising Agreement will automatically renew every 180 days unless the Company provides written notice prior to the end of the then current 180 term.
Stock-based compensation																																																											$ 420,000
Stock issued during the period, shares | shares																																																											3,000,000
Shares issued, price per share | $ / shares																																																											$ 0.14
Marketing expenses																																																											$ 565,000
Stock issued during period shares restricted stock | shares																							3,000,000
Al and J Media Inc. [Member] | Media Advertising Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares		3,000,000
Al and J Media Inc. [Member] | Media Advertising Agreement [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 360,000
Shares issued, price per share | $ / shares																																																										$ 0.07
Al and J Media Inc. [Member] | Media Advertising Agreement [Member] | NIS [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																																										$ 0.06
Al and J Media Inc. [Member] | Media Advertising Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																																											$ 0.01
First Choice International Company, Inc. [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																											$ 50,000
Stock issued during the period, shares | shares																																																											500,000
Shares issued, price per share | $ / shares																																																											$ 0.10
First Choice International Company, Inc. [Member] | NIS [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																																																											$ 0.01
First Choice International Company, Inc. [Member] | Performance Milestones [Member]
Loss Contingencies [Line Items]
Stock issued during period shares restricted stock | shares																																																											1,000,000
First Choice International Company, Inc. [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																		$ 0.3
Stock issued during period shares restricted stock | shares																																						500,000
First Choice International Company, Inc. [Member] | Consulting Agreement [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																		$ 30,000
Stock issued during the period, shares | shares																																		1,000,000,000
Financial Buzz Media Networks LLC [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 1,200,000
Stock issued during the period, shares | shares																								2,500,000
Shares issued, price per share | $ / shares																																																										$ 0.12
Number of shares issued for services | shares																																																										10,000,000
Financial Buzz Media Networks LLC [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares						5,000,000
Financial Buzz Media Networks LLC [Member] | PR and Media Service Provider Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																						On June 8, 2020, the Company entered into new PR and Media Service Provider Agreement with Financial Buzz, whereby the aforesaid media and PR marketing services will be extended over a period of 6 months commenced on June 8, 2020.
Shares issued, price per share | $ / shares																						$ 0.19																													$ 0.15
Number of shares issued for services | shares																						5,000,000																													5,000,000
Fair value of ordinary shares																						$ 450,000																													$ 750,000
Agreement term																																																			4 months
Financial Buzz Media Networks LLC [Member] | PR and Media Service Provider Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Ordinary shares, par value | $ / shares																						$ 0.01																													$ 0.01
3D Biomedicine Science and Technology Co. Limited [Member] | Distribution Agreement [Member]
Loss Contingencies [Line Items]
Share value																														$ 250,000
Provista Diagnostics Inc [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Monthly payment																													$ 50,000
Andrew Blumenthal [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.
Stock-based compensation																																																										$ 47,000
Stock issued during the period, shares | shares																									2,500,000
Shares issued, price per share | $ / shares																																																										$ 0.067
Monthly retainer																									$ 15,000
Vesting description																																																										900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.
Number of shares issued | shares																									400,000,000
Net profit before tax																									$ 1,000,000
Revenues percentage																									25.00%
Expenses																																																										$ 159,000
Andrew Blumenthal [Member] | Consulting Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																									$ 0.01
Singh Global LLC [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										The Consulting Agreement term commenced on May 6, 2020 and will continue until the earlier to occur of: (i) March 25, 2021, or (ii) termination as described in the Consulting Agreement.
Stock-based compensation																																																										$ 49,000
Stock issued during the period, shares | shares																									2,500,000,000
Monthly retainer																									$ 15,000
Vesting description																																																										900,000 vested in 100,000 monthly increments over nine months commencing with the execution of the Consulting Agreement.
Number of shares issued | shares																									400,000,000
Net profit before tax																									$ 1,000,000
Revenues percentage																									25.00%
Expenses																																																										$ 139,000
Singh Global LLC [Member] | Consulting Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																									$ 0.01
Priyanka Misra [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) June 23, 2021, or (ii) termination as described in the Consulting Agreement.
Stock issued during the period, shares | shares																			1,250,000,000
Monthly retainer																			$ 15,000
Vesting description																																																										250,000 vested upon completion of salesforce implementation or equipment CRM.
Number of shares issued | shares																			250,000,000
Net profit before tax																									$ 1,000,000
Operating profits percentage																			25.00%
Priyanka Misra [Member] | Consulting Agreement [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 14,000
Shares issued, price per share | $ / shares																																																										$ 0.057
Expenses																																																										$ 104,000
Priyanka Misra [Member] | Consulting Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																			$ 0.01
CN Capital LLC [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																		The Consulting Agreement term commenced on June 23, 2020 and will continue until the earlier to occur of: (i) June 24, 2021, or (ii) termination as described in the Consulting Agreement.
Stock issued during the period, shares | shares																		1,000,000
Monthly retainer																		$ 10,000
Gross profit percentage																		3.00%
CN Capital LLC [Member] | Consulting Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Stock issued during the period, shares | shares				1,000,000
CN Capital LLC [Member] | Consulting Agreement [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 27,000
Shares issued, price per share | $ / shares																																																										$ 0.054
Expenses																																																										$ 67,000
CN Capital LLC [Member] | Consulting Agreement [Member] | NIS [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																		$ 0.01
Leomics Associates [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																	The Consulting Agreement term commenced on June 22, 2020 and will continue until the earlier to occur of: (i) July 23, 2021, or (ii) termination as described in the Consulting Agreement.
Stock-based compensation																$ 250,000
Shares issued, price per share | $ / shares																																																										$ 0.095
Vesting description																	Issuance of 1,000,000 fully vested ordinary shares of the Company par value NIS 0.01 per share within 5 days of the execution of the Consulting Agreement.
Expenses																$ 25,000
Leomics Associates [Member] | Consulting Agreement [Member] | General and Administrative [Member]
Loss Contingencies [Line Items]
Stock-based compensation																																																										$ 44,000
Expenses																																																										$ 173,000
Expansion Medical LLC [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										30% of monthly operating profits generated by all sales representatives working under Expansion, to be calculated as the value of gross sales received minus cost of goods sold (including shipping, accounting and bookkeeping expenses and sales commission paid to Expansion’s sales force, less the Monthly Draw. In addition, representative is entitled to additional 10% override based on commission as described in the Consulting Agreement for each member of Representative sales ream they refer to the Company or Consultant. Moreover, each month the Representative shall receive a fixed commission per unit commission as described in the Consulting Agreement for laboratory supplies (together referring herein as “Commission Fees”).
Non-refundable monthly draw												$ 50,000
Monthly bonus percentage												5.00%
Expansion Medical LLC [Member] | Consulting Agreement [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Cumulative net sales milestone												$ 5,000
Stock option issued | shares												75,000
Cash bonus												$ 400
Expansion Medical LLC [Member] | Consulting Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Cumulative net sales milestone												$ 500,000
Stock option issued | shares												2,000,000
Cash bonus												$ 6,000
Expansion Medical LLC [Member] | Consulting Agreement [Member] | Selling and Marketing Expense [Member]
Loss Contingencies [Line Items]
Expenses																																																										$ 112,000
AID Genomics [Member] | Consulting Agreement [Member]
Loss Contingencies [Line Items]
Gross profit percentage											33.00%																																															50.00%
AS Iber Israel Ltd [Member]
Loss Contingencies [Line Items]
Success fee percentage																																7.00%
Rights and obligations effective description																																The Engagement Agreement remains in effect for a period of 24 months following the Effective Date.
AS Iber Israel Ltd [Member] | Engagement Agreement [Member]
Loss Contingencies [Line Items]
Success fee percentage																																10.00%
Dawson James Securities [Member]
Loss Contingencies [Line Items]
Arrangement, nature and purpose description																												the Company entered into an engagement agreement with Dawson James Securities (“Dawson”) to act as lead or managing placement agent on a best efforts basis in connection with any public or private offering or other financing or capital-raising transaction of any kind (“Tail Financing”) to the extent that such financing or capital is provided to the Company by investors whom Dawson had introduced to the Company during a period of 60 days commencing the Effective Date (the “Engagement Period”) if such Tail Financing is consummated at any time during the Engagement Period or within the 12-month period following the expiration or termination of Agreement or the completion of the offering (the “Tail Period”). If the offering is completed, for a period of 12 months from the offering date, the Company grants Dawson the right of first refusal to act as lead managing underwriter or book runner, or as lead placement agent, for any and all future equity, equity-linked or debt (excluding commercial bank debt) offerings during such period, of the Company, or any successor to or any subsidiary of the Company.
Placement agent fee																												8.00%
Dawson James Securities [Member] | Warrant [Member]
Loss Contingencies [Line Items]
Placement agent fee																												5.00%
Placement agent's warrants destription																												The Placement Agent’s Warrants will be exercisable at any time and from time to time, in whole or in part, during the five-year period commencing six months from the closing of the offering, at a price per share equal to 125% of the price per Security issued in the offering.
Percentage of offering price per share																												125.00%
Dawson James Securities [Member] | Investors [Member]
Loss Contingencies [Line Items]
Placement agent fee																												7.00%
Zegal and Ross Capital, LLC [Member]
Loss Contingencies [Line Items]
Commitment description																				The Consulting Agreement term commenced on June 15, 2020 and will continue until the earlier to occur of: (i) December 31, 2020, or (ii) termination as described in the Consulting Agreement.
Shares issued, price per share | $ / shares																																																										$ 0.46
One-time fee in cash																				$ 15,000
Issuance of restricted ordinary shares value																				200,000
General and administrative expenses																																																										$ 115,000
Stock-based compensation expenses																																																										$ 100,000
Zegal and Ross Capital, LLC [Member] | Vested [Member]
Loss Contingencies [Line Items]
Issuance of restricted ordinary shares value																				100,000
Zegal and Ross Capital, LLC [Member] | Non - Vested [Member]
Loss Contingencies [Line Items]
Issuance of restricted ordinary shares value																				$ 100,000
Buckman and Reid Inc [Member]
Loss Contingencies [Line Items]
Shares issued, price per share | $ / shares																																																										$ 0.08
Number of shares issued for services | shares								1,000,000																																																		1,000,000
General and administrative expenses																																																										$ 80,000
Buckman and Reid Inc [Member] | Equity Transaction [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																		8.00%
Buckman and Reid Inc [Member] | Debt Transaction [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																		4.00%
Buckman and Reid Inc [Member] | Restricted Stock [Member] | Equity Transaction [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																		8.00%
Buckman and Reid Inc [Member] | Commercial Agreement [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																		2.00%
Aslano Private Limited [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																				8.00%				8.00%
Rights and obligations effective description									The consulting agreement shall be effective upon signatory and shall remain effective for a period of 24 months from the date of signatory.
Aslano Private Limited [Member] | Prospective Business [Member]
Loss Contingencies [Line Items]
Success fee percentage									8.00%
Aslano Private Limited [Member] | Potential Stock Swap Investor [Member]
Loss Contingencies [Line Items]
Success fee percentage									8.00%
Yeshivat Orot Hateshuva Ltd [Member]
Loss Contingencies [Line Items]
Success fee percentage																																																																	12.50%
B.G. Negev Technologies and Applications Ltd and Mor Research Applications Ltd [Member] | License Agreement [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year one																																																																			$ 10,000
Minimum royalty payable year two																																																																			25,000
Minimum royalty payable year three																																																																			$ 50,000
Non cancellable minimum royalties																																																										476,000	$ 423,000
Non cancellable minimum royalties current																																																										291,000	235,000
Non cancellable minimum royalties noncurrent																																																										$ 185,000	$ 188,000
Future cash payments discounted interest rate																																																										21.00%
Royalty payments																										$ 250,000
University of Leipzig [Member] | License Agreement [Member]
Loss Contingencies [Line Items]
Minimum royalty payable year one																																													$ 35,000
Minimum royalty payable year two																																													35,000
Minimum royalty payable year three																																													15,000
License issuance fee																																													$ 80,000
Percentage of royalties on net sales																																													3.00%
Percentage of non- royalties on sublicense income																																													10.00%
Amortization expenses																																																										$ 170,000
University of Leipzig [Member] | License Agreement [Member] | Upon Sale of Licensed Product [Member]
Loss Contingencies [Line Items]
Milestone payable																																													$ 75,000
University of Leipzig [Member] | License Agreement [Member] | FDA Approval [Member]
Loss Contingencies [Line Items]
Milestone payable																																													150,000
University of Leipzig [Member] | License Agreement [Member] | Upon Reaching $5 Million Net Sales [Member]
Loss Contingencies [Line Items]
Milestone payable																																													$ 150,000
University of Leipzig [Member] | License Agreement [Member] | After 7 Years [Member]
Loss Contingencies [Line Items]
Percentage of royalties on net sales																																													2.00%
Compensation Structure of the Collaboration [Member] | Collaboration Agreement [Member]
Loss Contingencies [Line Items]
Commitment description																																																										After deducting all out-of-pocket expenses and loan reimbursement to the Company as it relates to the establishment and ongoing funding of the Collaboration, each Collaborator agrees to divide any potential profit 33.33% to the Company, 33.33% to MOTOPARA and 33.33% to Integrated.
Strategic Investment Holdings, LLC, Ascenda BioSciences LLC and Provista Diagnostics, Inc. [Member] | Option Agreement [Member] | Call Option [Member]
Loss Contingencies [Line Items]
Number of Options, Granted | shares																																																18,608,113	13,008,976	17,091,096
Strategic Global Research and Development, Inc [Member]
Loss Contingencies [Line Items]
Litigation settlement													$ 60,000																		$ 91,000
Unpaid consulting fees																															71,000
Unreimbursed expenses																															$ 20,000
Contingencies setllement, interest rate																											5.00%
Strategic Global Research and Development, Inc [Member] | Claim Paid Over-Time Per Month [Member]
Loss Contingencies [Line Items]
Litigation settlement																											$ 4,000